Long-Term Debt Loan Facility Narrative (Detail) (USD $)	3 Months Ended		12 Months Ended					0 Months Ended		1 Months Ended							0 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Feb. 28, 2011	Jan. 29, 2010 Loan A [Member] Line of Credit [Member]	Jan. 31, 2007 Loan A [Member] Line of Credit [Member]	Jul. 31, 2007 Loan A [Member] Line of Credit [Member]	Dec. 31, 2007 Loan A [Member] Line of Credit [Member]	Dec. 31, 2007 Loan A [Member] Line of Credit [Member] First and Second Warrants [Member]	Dec. 31, 2007 Loan A [Member] Line of Credit [Member] First, Second, Third and Fourth Warrants [Member]	Dec. 31, 2010 Loan B [Member] First, Second, Third and Fourth Warrants [Member]	Nov. 23, 2009 Loan B [Member] First, Second, Third and Fourth Warrants [Member]	Dec. 31, 2010 Loan B [Member] Third Warrant [Member]	Jan. 29, 2010 Loan B [Member] Line of Credit [Member] Item	Dec. 31, 2008 Loan B [Member] Line of Credit [Member]	Nov. 30, 2009 Modified Loans [Member] Line of Credit [Member]	Sep. 30, 2009 Modified Loans [Member] Line of Credit [Member] Fourth Warrant [Member]	Dec. 31, 2013 Loan C [Member] First, Second, Third and Fourth Warrants [Member]	Feb. 28, 2011 Loan C [Member] First, Second, Third and Fourth Warrants [Member]	Dec. 31, 2013 Loan C [Member] First, Second, Third and Fourth Warrants [Member]	Dec. 31, 2012 Loan C [Member] First, Second, Third and Fourth Warrants [Member]	Nov. 23, 2009 Loan C [Member] First, Second, Third and Fourth Warrants [Member]	Feb. 28, 2011 Loan C [Member] Line of Credit [Member]	Apr. 30, 2012 Loan Facility [Member] Line of Credit [Member]	Dec. 31, 2012 Loan Facility [Member] Line of Credit [Member]
Debt Instrument [Line Items]
Loan facility, maximum borrowing capacity						$ 19,000,000	$ 14,000,000				$ 15,000,000							$ 12,500,000
Proceeds from long-term debt			0	16,311,000	5,823,000				5,000,000	1,500,000								6,000,000								3,200,000		10,000,000
Combined paid-in-kind and fixed percentage rate									12.00%									12.50%
Paid-in-kind interest rate									3.00%
Fixed interest rate									9.00%
Remaining term								24 months
Number of securities called by warrant												153,397		313,823						24,074	650,669	604,002	650,669
Exercise price of warrant (dollars per share)													0.00675		0.00675					0.00675		0.00675
Fair value of warrant			0	4,167,000								248,000				625,000				633,000				4,200,000	1,900,000
Loan facility, percent of outstanding principal due in next twelve months																	25.00%
Loan facility, principal due in next twelve months, number of payments																	12
Loan facility, accrued and unpaid interest due in the next twelve months, percent																	35.00%
Loan facility, accrued and unpaid interest due in the next twelve months, number of payments																	12
Loan facility, accrued and unpaid interest due in final year, percent																	40.00%
Line of credit facility, accrued and unpaid interest due in final year, number of payments																	9 months
Modified loan agreement, term, required payment of outstanding advances	470,000	468,000	13,711,000	4,603,000	1,559,000														3,000,000								3,000,000
Stated interest rate maximum																										13.50%
Stated interest rate minimum																										12.50%
Warrant, antidilutive provision, additional shares to warrant holders stated as a percentage of issuance of certain equity securities, percent																						3.50%
Warrant, antidilutive provision, provision expires when the gross proceeds from such transactions reach a stated amount, amount																						10,000,000
Modification of common stock warrants																						(1,500,000)
Amortization of debt discount																							350,000
Warrant antidilutive provision, resulting increase in number of shares			46,667
Debt discounts			0	6,504,000																								252,000
Proceeds from warrant exercises																					$ 4,392